Equity (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Common Shares	Common shares:
The total number of shares of common shares issued:	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Common shares – par value $ 0.01/0.10 each (Before stock split)	53,899,435	37,576,449
Common shares – par value $ 0.01/0.10 each, with employee incentive plan (Before Stock split)	93,679,260	37,576,449
Common shares – par value $ 0.01/0.10 each, net reverse stock split	1,827,524	626,275

Schedule of Movements in Common Shares	Movements in Common Shares:
	Shares	Amount
		(US$)
Balance as of March 31, 2022	$34,154,062	$341,541
Issued during the year	3,000,895	30,008
Share warrants exercised	421,492	4,215
Balance as of March 31, 2023	37,576,449	375,764
Additional issue of common shares	16,102,811	161,029
	53,679,260	536,794
Additional stock issued for employee incentive plan	40,000,000	—
Total issued common shares (Before reverse stock split)	93,679,260	536,794

Total issued common shares (After reverse stock split)(1)	1,607,349	536,794
Additional issue of common shares, after reverse stock split	220,175	2,202
Balance as of March 31, 2024	1,827,524	538,996

(1)      On February 5, 2024, the Company has announced a reverse stock split of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 ordinary shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares. The issuance of 46,040 ordinary shares to the Depository Trust Company (DTC) was part of a necessary procedural adjustment following the 1-for-60 reverse stock split. The reverse split was executed to meet the minimum bid price requirement for continued listing on the Nasdaq stock exchange and to enhance the perception of our stock’s value among investors. During the reverse stock split process, fractional shares were created due to the 1-for-60 ratio, which could not be issued to individual shareholders. To simplify shareholder accounts and facilitate smooth settlement and trading of the newly adjusted shares, we issued 46,040 ordinary shares directly to the DTC. These shares serve as an adjustment to reconcile the fractional shares and ensure that the post-split share count aligns accurately with DTC’s records for clearing and settlement purposes. The primary purpose of the reverse stock split was to bring the share price in line with Nasdaq’s minimum bid price requirement of $1.00 per share, thereby maintaining compliance and avoiding potential delisting. The split also aimed to reduce the number of outstanding shares, thereby improving the share price and potentially attracting a broader investor base. The issuance of these 46,040 ordinary shares was a necessary step to facilitate the operational and administrative processes of the reverse split, ensuring accurate reflection of the company’s post-split share count for trading and investor transactions.

Schedule of Issued Restricted Stock	On August 21, 2023, the Company has additionally issued restricted stock to the following persons:
Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000
On August 21, 2023, the Company has additionally issued restricted stock to the following persons:
Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000

Schedule of Equity	Equity consists of the following as of 31 March 2024:
As of March 31, 2024
($US)
Common stock – par value $0.01, 93,679,260 (after stock split 1,827,524) shares issued and outstanding	$538,996
Net income available to common shareholders	(9,951,285)
Securities Premium	16,811,742
Translation of foreign subsidiaries, net of tax	(154,156)
Employee benefits reclassification	(1,203)
Lytus Trust – for employee incentive plan	5,720,000
Non-controlling interest	3,015,031
$15,979,125
Equity consists of the following as of 31 March 2023:
As of March 31, 2023
($US)
Common stock – par value $0.01, 34,154,062 (after stock split 626,275) shares issued and outstanding	$375,766
Net income available to common shareholders	(4,518,954)
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478
$10,744,528

Schedule of Amounts Managed as Capital	The amounts managed as capital by the Group are summarized as follows:
	As of March 31, 2024	As of March 31, 2023
	($US)	($US)
Non-current borrowings	$(1,011,746)	$(331,934)
Current borrowings	(1,728,190)	$(3,889,131)
Cash and cash equivalents	246,377	311,810
Net debt	$2,493,559	$3,909,255
Total equity	$15,979,125	$10,744,528
Net debt to equity ratio	15.61%	36.38%